CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CONSOLIDATED STATEMENTS OF CASH FLOWS
Cash and cash equivalents	$ 1,569	$ 283	$ 958
Restricted cash	0	15,327	1
Total cash and cash equivalents	$ 1,569	$ 15,610	$ 959	$ 15,539